Bonds, notes and other obligations - Summary of bonds, notes and other obligations (Detail)	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount issued	S/ 17,730,023,000		S/ 10,764,031,000
Borrowings	6,890,290,000		6,496,778,000
Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Amount issued	1,461,474,000	$ 441,000,000	1,349,200,000	$ 400,000,000
Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Amount issued	312,000,000
Local Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 974,324,000		842,219,000
Local Issuances [Member] | Subordinated Bonds First Program Second B Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	9.50%	9.50%
Interest Payment	Semi-annually
Borrowings Maturity	2023
Amount issued | $		$ 30,000,000
Borrowings			94,086,000
Local Issuances [Member] | Subordinated Bonds First Program Third A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate, basis	3.5% + VAC (*)
Interest Payment	Semi-annually
Borrowings Maturity	2023
Amount issued	S/ 110,000,000
Borrowings	S/ 91,000,000		70,000,000
Local Issuances [Member] | Subordinated Bonds First Program Fifth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	8.50%	8.50%
Interest Payment	Semi-annually
Borrowings Maturity	July 2019
Amount issued	S/ 3,300,000
Borrowings			3,300,000
Local Issuances [Member] | Subordinated Bonds First Program Sixth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	8.16%	8.16%
Interest Payment	Semi-annually
Borrowings Maturity	July 2019
Amount issued | $		$ 15,110,000
Borrowings			50,966,000
Local Issuances [Member] | Subordinated Bonds First Program Eighth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	6.91%	6.91%
Interest Payment	Semi-annually
Borrowings Maturity	2022
Amount issued	S/ 137,900,000
Borrowings	S/ 136,908,000		137,130,000
Local Issuances [Member] | Subordinated Bonds First Program Second First Tranch [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	6.97%	6.97%
Interest Payment	Semi-annually
Borrowings Maturity	2024
Amount issued | $		$ 35,000,000
Borrowings			118,055,000
Local Issuances [Member] | Subordinated Bonds First Program Second Second Tranch [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	6.00%	6.00%
Interest Payment	Semi-annually
Borrowings Maturity	2024
Amount issued | $		$ 15,000,000
Borrowings			50,594,000
Local Issuances [Member] | Subordinated Bonds First Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 227,908,000		524,131,000
Local Issuances [Member] | Subordinated Bonds Second Program Second A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	5.81%	5.81%
Interest Payment	Semi-annually
Borrowings Maturity	2023
Amount issued	S/ 150,000,000
Borrowings	S/ 149,827,000		149,776,000
Local Issuances [Member] | Subordinated Bonds Second Program Third A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	7.50%	7.50%
Interest Payment	Semi-annually
Borrowings Maturity	2023
Amount issued | $		$ 50,000,000
Borrowings	S/ 165,426,000		168,312,000
Local Issuances [Member] | Subordinated Bonds Second Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 315,253,000		318,088,000
Local Issuances [Member] | Subordinated Bonds Third Program First - Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	6.00%	6.00%
Interest Payment	Semi-annually
Borrowings Maturity	2029
Amount issued | $		$ 20,000,000
Borrowings	S/ 66,280,000
Local Issuances [Member] | Subordinated Bonds Third Program Second Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	4.34%	4.34%
Interest Payment	Semi-annually
Borrowings Maturity	2029
Amount issued | $		$ 20,000,000
Borrowings	S/ 66,280,000
Local Issuances [Member] | Subordinated Bonds Third Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 132,560,000
Local Issuances [Member] | Corporate Bonds Second Programfifth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate, basis	3.41% + VAC (*)
Interest Payment	Semi-annually
Borrowings Maturity	2029
Amount issued	S/ 150,000,000
Borrowings	S/ 150,000,000
Local Issuances [Member] | Negotiable Certificates Of Deposit First Program A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	4.28%	4.28%
Interest Payment	Annually
Borrowings Maturity	2020
Amount issued	S/ 150,000,000
Borrowings	148,603,000
International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 5,795,323,000		5,539,889,000
International Issuances [Member] | Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	6.625%	6.625%
Interest Payment	Semi-annually
Borrowings Maturity	2029
Amount issued | $		$ 300,000,000
Borrowings	S/ 990,216,000		1,006,875,000
International Issuances [Member] | Junior Subordinated Notes [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	8.50%	8.50%
Interest Payment	Semi-annually
Borrowings Maturity	2070
Amount issued | $		$ 200,000,000
Borrowings	S/ 660,992,000		671,546,000
International Issuances [Member] | Senior Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	IFS
Annual interest rate	4.125%	4.125%
Interest Payment	Semi-annually
Borrowings Maturity	2027
Amount issued | $		$ 300,000,000
Borrowings	S/ 969,794,000		993,241,000
International Issuances [Member] | Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	3.375%	3.375%			3.375%
Interest Payment	Semi-annually
Borrowings Maturity	2023
Amount issued | $		$ 484,895,000			$ 200,000,000
Borrowings	S/ 1,549,877,000	$ 484,895,000	1,558,979,000
International Issuances [Member] | Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	5.00%	5.00%
Interest Payment	Semi-annually
Borrowings Maturity	2026
Amount issued	S/ 312,000,000
Borrowings	S/ 311,185,000
International Issuances [Member] | Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	3.25%	3.25%
Interest Payment	Semi-annually
Borrowings Maturity	2026
Amount issued | $		$ 400,000,000
Borrowings	S/ 1,313,259,000
International Issuances [Member] | Senior Bonds First And Second Issuance [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	5.75%	5.75%
Interest Payment	Semi-annually
Borrowings Maturity	2020
Amount issued | $		$ 650,000,000
Borrowings			1,309,248,000
Local and International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 6,769,647,000		6,382,108,000
Interest payable	S/ 120,643,000		S/ 114,670,000